STOCKHOLDERS' EQUITY - Stock Appreciation Rights ("SARs") (Details) - AerSale Aviation - SARs	Dec. 22, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to SAR holders	$ 1,042,000
Executive compensation recognized	$ 1,379,000